PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years
Computers and peripheral equipment	3
Office furniture and equipment	5-7
Lease improvements	The shorter of the lease term or the useful life of the asset
Property and equipment consist of the following:

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$1,260	$1,083
Office furniture and equipment	633	577
Leasehold improvements	2,162	1,496
	4,055	3,156
Accumulated depreciation	(1,730)	(1,255)
Depreciated cost	$2,325	$1,901